Port Street Quality Growth Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 68.2%	Shares	Value
Communication Services - 6.7%
Alphabet, Inc. - Class A(a)	51,004	$7,124,749
Walt Disney Co.	87,000	7,855,230
		14,979,979

Consumer Discretionary - 6.9%
Home Depot, Inc.	18,600	6,445,830
NIKE, Inc. - Class B	47,900	5,200,503
Starbucks Corp.	38,200	3,667,582
		15,313,915

Consumer Staples - 9.5%
Diageo plc - ADR	23,093	3,363,726
PepsiCo, Inc.	11,100	1,885,224
Procter & Gamble Co.	15,700	2,300,678
Reckitt Benckiser Group plc - ADR	205,300	2,820,822
Unilever plc - ADR	142,315	6,899,432
Wal-Mart Stores, Inc.	24,000	3,783,600
		21,053,482

Financials - 5.3%
Berkshire Hathaway, Inc. - Class B(a)	22,000	7,846,520
Visa, Inc. - Class A	14,807	3,855,002
		11,701,522

Health Care - 12.9%
Becton, Dickinson & Co.	7,999	1,950,396
Biogen, Inc.(a)	13,600	3,519,272
Johnson & Johnson	21,800	3,416,932
Medtronic plc	83,200	6,854,015
Novo Nordisk - ADR	65,600	6,786,320
Roche Holding AG - ADR	164,400	5,956,212
		28,483,147

Industrials - 9.7%
3M Co.	31,800	3,476,376
C.H. Robinson Worldwide, Inc.	40,000	3,455,600
General Dynamics Corp.	20,620	5,354,395
RTX Corp.	109,700	9,230,158
		21,516,529

Information Technology - 15.7%
Accenture PLC - Class A	14,236	4,995,555
Adobe, Inc.(a)	11,736	7,001,698
Apple, Inc.	29,412	5,662,692
Cisco Systems, Inc.	60,952	3,079,295
Microsoft Corp.	21,870	8,223,995
Oracle Corp.	54,323	5,727,274
		34,690,509

Materials - 1.5%
International Flavors & Fragrances, Inc.	40,398	3,271,026
TOTAL COMMON STOCKS (Cost $106,288,204)		151,010,109

SHORT-TERM INVESTMENTS - 29.0%
U.S. Treasury Bills - 29.0%	Par
4.69%, 01/18/2024(b)	15,000,000	14,964,825
5.08%, 02/29/2024(b)	15,000,000	14,872,901
5.07%, 03/28/2024(b)	15,000,000	14,813,962
5.08%, 04/25/2024(b)	15,000,000	14,754,496
5.02%, 05/23/2024(b)	5,000,000	4,899,519
		64,305,703
TOTAL SHORT-TERM INVESTMENTS (Cost $64,294,161)		64,305,703

TOTAL INVESTMENTS - 97.2% (Cost $170,582,365)		$215,315,812
Other Assets in Excess of Liabilities - 2.8%		6,084,843
TOTAL NET ASSETS - 100.0%		$221,400,655

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the effective yield.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Port Street Quality Growth Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$151,010,110	$–	$–	$151,010,110
U.S. Treasury Bills	–	64,305,703	–	64,305,703
Total Investments	$151,010,110	$64,305,703	$–	$215,315,812

Refer to the Schedule of Investments for industry classifications.